Called-up share capital - Narrative (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) vote shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of classes of share capital [line items]
Repurchase of shares | $	$ (355)	$ (343)	$ 0
Percentage of ordinary share capital repurchased	0.20%
Percentage of number of shares held in treasury	6.90%	7.50%	8.60%
Movement in shares held in treasury to ordinary share capital, percent	1.00%	0.50%	0.80%
Preference shares
Disclosure of classes of share capital [line items]
Number of shareholder votes per each 5 pounds in nominal amount held (vote) | vote	2
Percentage of the capital paid on preference shares, added to accrued and unpaid dividends	10.00%
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shareholder votes held (vote) | vote	1
Ordinary share repurchase (in shares) | shares	50,202	51,292	0
Transaction costs for repurchase of ordinary shares | $	$ 2